Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total		$ 199,200,000	$ 49,600,000	$ 9,570,000	$ 880,000	$ 259,250,000
ARGENTINA | The National Government of Argentina [Member]
Total	[1]	6,140,000				6,140,000
ARGENTINA | Province of Santa Cruz [Member]
Total	[1]	4,800,000	10,260,000		110,000	15,170,000
ARGENTINA | Municipality of Buenos Aires (CABA) [Member]
Total	[1]	390,000				390,000
ARGENTINA | Municipality of Gobernador Gregores [Member]
Total	[1]				100,000	100,000
BOLIVIA | Municipality of Atocha [Member]
Total	[1]		1,290,000			1,290,000
BOLIVIA | Autonomous City of Potosi [Member]
Total	[1]		7,290,000			7,290,000
BOLIVIA | The National Government of Bolivia [Member]
Total	[1]	9,080,000	8,450,000			17,530,000
BRAZIL | Government of Brazil [Member]
Total	[1]	20,440,000	5,550,000		160,000	26,150,000
CANADA | City of Timmins [Member]
Total	[1]	1,220,000				1,220,000
CANADA | FLYING POST FIRST NATION [Member]
Total	[1]		1,060,000			1,060,000
CANADA | MATACHEWAN FIRST NATION [Member]
Total	[1]		230,000			230,000
CANADA | WAHGOSHIG FIRST NATION [Member]
Total	[1]		230,000			230,000
CANADA | MATTAGAMI FIRST NATION [Member]
Total	[1]		1,060,000			1,060,000
CANADA | WABUN TRIBAL COUNCIL [Member]
Total	[1]			120,000		120,000
CHILE | Municipality of Santiago [Member]
Total	[1]			110,000		110,000
CHILE | Municipality of Alhue [Member]
Total	[1]			420,000		420,000
CHILE | Municipality of Antofagasta [Member]
Total	[1]				$ 420,000	420,000
CHILE | Government of Chile [Member]
Total	[1]	59,580,000	10,600,000	270,000		70,450,000
GUATEMALA | Municipality of San Rafael Las Flores [Member]
Total	[1]	200,000	130,000			330,000
GUATEMALA | The National Government of Guatemala [Member]
Total	[1]	330,000				330,000
MEXICO | The National Government of Mexico [Member]
Total	[1]	24,830,000	$ 3,390,000	4,900,000		33,120,000
MEXICO | State of Chihuahua [Member]
Total	[1]			1,080,000		1,080,000
MEXICO | Municipality of Chalchihuites [Member]
Total	[1]	1,000,000				1,000,000
PERU | The National Government of Peru [Member]
Total	[1]	$ 71,040,000		$ 2,880,000		$ 73,920,000

[1]
The functional currency is USD which was converted from local currency. The following are the average annual exchange rates:
BOB 6.9062; CAD 1.3497; ARS 295.6761; MXN 17.7306; PEN 3.7438; BRL 4.9935; CLP 840.67 and GTQ 7.8337.
Amounts were subsequently converted into CAD from USD using the average exchange rate for the year ended December 31, 2023 of 1USD = 1.3497 CAD.
Royalty payments related to the Escobal mine (Guatemala) were postponed upon the suspension of mining operations in 2017. The 2023 payments reflect portions of outstanding balances due for pre-suspension production that we paid during the year, under amended royalty agreement which provided for improved transperancy and controls over the allocation and expenditure of the royalties.